Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	462,419,873.89	26,053
Yield Supplement Overcollateralization Amount 09/30/20	21,367,801.92	0
Receivables Balance 09/30/20	483,787,675.81	26,053
Principal Payments	21,235,780.33	530
Defaulted Receivables	771,118.09	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	18,282,310.29	0
Pool Balance at 10/31/20	443,498,467.10	25,490

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.40%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,863,462.92	211
Past Due 61-90 days	1,736,411.31	76
Past Due 91-120 days	177,779.87	10
Past Due 121+ days	0.00	0
Total	6,777,654.10	297

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	512,712.45
Aggregate Net Losses/(Gains) - October 2020	258,405.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.64%
Prior Net Losses Ratio	0.30%
Second Prior Net Losses Ratio	-0.21%
Third Prior Net Losses Ratio	0.20%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	43.07

Flow of Funds	$ Amount
Collections	28,231,555.35
Investment Earnings on Cash Accounts	1,145.88
Servicing Fee(1)	(403,156.40)
Transfer to Collection Account	0.00
Available Funds	27,829,544.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,145,106.93
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,603,578.24
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,857,362.40
(12) Collection Account Redeposits	4,858,000.00

Total Distributions of Available Funds	27,829,544.83

Servicing Fee	403,156.40
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	457,102,045.34
Principal Paid	18,822,817.25
Note Balance @ 11/16/20	438,279,228.09

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2a
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2b
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	333,872,045.34
Principal Paid	18,822,817.25
Note Balance @ 11/16/20	315,049,228.09
Note Factor @ 11/16/20	89.7576148%

Class A-4
Note Balance @ 10/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	76,260,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	31,320,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	15,650,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,291,365.18
Total Principal Paid	18,822,817.25
Total Paid	20,114,182.43

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.14838%
Coupon	0.28838%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	926,494.93
Principal Paid	18,822,817.25
Total Paid to A-3 Holders	19,749,312.18

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2402305
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0774826
Total Distribution Amount	19.3177131

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6395867
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.6262600
Total A-3 Distribution Amount	56.2658467

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	722.72
Noteholders' Principal Distributable Amount	277.28

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,609,619.51
Investment Earnings	331.57
Investment Earnings Paid	(331.57)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,496,930.63	$2,641,280.61	$2,596,990.18
Number of Extensions	109	112	108
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.52%	0.49%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.